Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,604,791
Transfers from inventory	874,278
Property, plant and equipment at end of period	2,763,525	$ 2,604,791
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,874,027	6,675,344
Transfers from inventory	874,278
Additions	361,533	355,992
Acquired in Acquisition		268,252
Asset sold		(801,317)
Property, plant and equipment at end of period	7,109,838	5,874,027
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,269,236)	(2,607,782)
Depreciation	1,073,152	662,152
Foreign exchange translation	3,925	(698)
Property, plant and equipment at end of period	(4,346,313)	(3,269,236)
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100,235
Property, plant and equipment at end of period	38,107	100,235
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	242,854	242,854
Transfers from inventory	0
Additions	0	75,406
Acquired in Acquisition		214
Asset sold		0
Property, plant and equipment at end of period	242,854	242,854
Computers [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(142,619)	(77,799)
Depreciation	62,128	64,820
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(204,747)	(142,619)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	52,487
Property, plant and equipment at end of period	41,556	52,487
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100,811	100,811
Transfers from inventory	0
Additions	0	22,894
Acquired in Acquisition		71
Asset sold		0
Property, plant and equipment at end of period	100,811	100,811
Furniture [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(48,324)	(35,412)
Depreciation	10,931	12,912
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(59,255)	(48,324)
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	439,078
Property, plant and equipment at end of period	368,178	439,078
Automobiles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	589,420	589,420
Transfers from inventory	0
Additions	0	49,845
Acquired in Acquisition		75,500
Asset sold		0
Property, plant and equipment at end of period	589,420	589,420
Automobiles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(150,342)	(82,901)
Depreciation	70,900	67,441
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(221,242)	(150,342)
Demonstration Electric Buses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,513,849
Property, plant and equipment at end of period	1,802,847	1,513,849
Demonstration Electric Buses [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,727,455	2,727,455
Transfers from inventory	874,278
Additions	0	14,678
Acquired in Acquisition		0
Asset sold		0
Property, plant and equipment at end of period	3,601,733	2,727,455
Demonstration Electric Buses [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,213,606)	(931,347)
Depreciation	581,355	282,957
Foreign exchange translation	3,925	(698)
Property, plant and equipment at end of period	(1,798,886)	(1,213,606)
Leased Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leased Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	672,151	672,151
Transfers from inventory	0
Additions	0	0
Acquired in Acquisition		0
Asset sold		0
Property, plant and equipment at end of period	672,151	672,151
Leased Asset [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(672,151)	(667,342)
Depreciation	0	4,809
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(672,151)	(672,151)
Tools And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	413,126
Property, plant and equipment at end of period	442,009	413,126
Tools And Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,377,357	1,377,357
Transfers from inventory	0
Additions	334,575	185,954
Acquired in Acquisition		136,118
Asset sold		0
Property, plant and equipment at end of period	1,711,932	1,377,357
Tools And Equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(964,231)	(769,356)
Depreciation	305,692	194,875
Foreign exchange translation	0	0
Property, plant and equipment at end of period	(1,269,923)	(964,231)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	801,317
Transfers from inventory	0
Additions	0	0
Acquired in Acquisition		0
Asset sold		(801,317)
Property, plant and equipment at end of period	0	0
Land [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Foreign exchange translation	0	0
Property, plant and equipment at end of period	0	0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	86,016
Property, plant and equipment at end of period	70,828	86,016
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	163,979	163,979
Transfers from inventory	0
Additions	26,958	7,215
Acquired in Acquisition		56,349
Asset sold		0
Property, plant and equipment at end of period	190,937	163,979
Leasehold Improvements [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(77,963)	(43,625)
Depreciation	42,146	34,338
Foreign exchange translation	0	0
Property, plant and equipment at end of period	$ (120,109)	$ (77,963)